Equity (Details 2) (USD $) In Thousands, unless otherwise specified	11 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2014	May 13, 2014	Dec. 31, 2013		Dec. 31, 2012
Paid-in Capital
Stock compensation	$ 14,876
Paid-in Capital
Paid-in Capital
Stock compensation	14,876
AerCap | AerCap share-based awards | Paid-in Capital
Paid-in Capital
Stock compensation	14,876
Predecessor | Paid-in Capital
Paid-in Capital
Recorded in Paid-in capital		63 [1]	10,053	[2]	19,326	[2]
Predecessor | AIG | Non-Qualified Income Plan liability | Paid-in Capital
Paid-in Capital
Recorded in Paid-in capital		296
Recorded in Paid-in capital, tax		161
Predecessor | AIG | State taxes payable | Paid-in Capital
Paid-in Capital
Recorded in Paid-in capital		(233)
Predecessor | AIG | Compensation, legal fees and other expenses paid by AIG | Paid-in Capital
Paid-in Capital
Recorded in Paid-in capital			10,053		2,636
Predecessor | AIG | Corporate aircraft received as capital contribution
Paid-in Capital
Number of aircraft transferred					1
Predecessor | AIG | Corporate aircraft received as capital contribution | Paid-in Capital
Paid-in Capital
Recorded in Paid-in capital					16,690
Recorded in Paid-in capital, tax					$ 9,211

[1]	We recorded an increase of $296, net of tax of $161, in connection with settlement of the AIG Non-Qualified Income Plan liability, and a decrease of $233 for adjustments to state taxes payable.
[2]	We recorded $10,053 during 2013 and $2,636 during 2012 in Paid-in capital for compensation expenses, legal expenses and other expenses paid by AIG on our behalf for which we were not required to reimburse. Additionally, we recorded $16,690, net of tax of $9,211, in Paid-in capital during 2012 when AIG contributed a corporate aircraft to us.